CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE EARNINGS (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Operations and Comprehensive Earnings (Loss) [Abstract]
Revenue	$ 615,607	$ 607,798	$ 548,523
Cost of goods sold (note 20)	397,864	413,943	369,544
Gross margin	217,743	193,855	178,979
Expenses
Sales and marketing	64,242	54,144	50,476
Research and development (note 7)	73,077	74,020	80,937
Administration	40,956	40,321	37,027
Restructuring	0	951	1,598
Acquisition-related and integration	843	1,945	2,670
Impairment (note 8)	0	0	3,756
Amortization	17,277	12,360	9,109
Total expenses	196,395	183,741	185,573
Earnings (loss) from operations	21,348	10,114	(6,594)
Foreign exchange loss	(1,736)	(11,843)	(12,390)
Other income (note 9)	83	115	854
Earnings (loss) before income taxes	19,695	(1,614)	(18,130)
Income tax expense (recovery) (note 10)	4,310	1,060	(1,277)
Net earnings (loss)	15,385	(2,674)	(16,853)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments, net of taxes of $nil	(6,448)	(2,013)	893
Total comprehensive earnings (loss)	$ 8,937	$ (4,687)	$ (15,960)
Net earnings (loss) per share (in dollars) (note 12)
Basic	$ 0.48	$ (0.08)	$ (0.53)
Diluted	$ 0.48	$ (0.08)	$ (0.53)
Weighted average number of shares outstanding (in thousands) (note 12)
Basic	32,032	32,166	31,512
Diluted	32,335	32,166	31,512